20. PAYMENT TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2017
Payment To Shareholders
PAYMENT TO SHAREHOLDERS
20.	PAYMENT TO SHAREHOLDERS

The Company's Bylaws provide the distribution of 25% minimum dividends of adjusted net income under the law, to the shareholders. The dividends are calculated in accordance with the Company’s Bylaws and in accordance with the Brazilian Corporate Law.

On March 11,2015, the Board of Directors approved the proposal distribution of dividends the profit reserve account (statutory reserve of working capital), in the amount of R$275,000, corresponding to R$ 0.202633043 per share. Dividends were paid as of March 19, 2015, without monetary update.

The following table shows the history of deliberate and paid dividends:

Approval		Payment
Approval Year	Dividends	Payment Year	Dividends
2014	700,000	2014	424,939
	-	2015	274,917
2015	275,000	2015	274,918
2016 (*)		2016	53
2017 (*)		2017
Total approved	975,000	Total paid	974,827

(*) There is no dividend deliberation on the year of 2016 and 2017.